UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4888

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Short-Intermediate Government Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Government Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Catherine Powers.

The six-month reporting period produced mixed results for most fixed-income securities. Although the Federal Reserve Board continued to raise short-term interest rates, longer-term bonds have remained remarkably resilient. Nonetheless, the first five months of 2005 saw heightened market volatility as renewed inflationary pressures and global economic concerns alternately undermined and supported investor sentiment. While these factors led to price erosion later in the reporting period among corporate bonds, U.S. government securities fared relatively well.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by tighter monetary policy and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you decide what adjustments, if any, you should make to your long-term investment strategy.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Catherine Powers, Portfolio Manager

How did Dreyfus Short-Intermediate Government Fund perform relative to its benchmark?

For the six-month period ended May 31, 2005, the fund achieved a total return of 1.36% .1 In comparison, the fund’s benchmark, the Merrill Lynch Governments, U.S. Treasury, Short-Term (1-3 Years) Index (the “Index”), achieved a total return of 0.89% .2

While steadily rising short-term interest rates continued to spark heightened volatility among short- and intermediate-term bonds during the reporting period, longer-term U.S. government securities fared relatively well. The fund’s return was higher than that of its benchmark, primarily because its yield curve positioning enabled it to participate more fully in market rallies.

Note to shareholders: On January 31, 2005, Catherine Powers and Christopher Pellegrino became the fund’s primary and secondary portfolio managers, respectively. Each manages the portfolio under a dual-employee relationship with Dreyfus, using the proprietary investment processes of Standish Mellon Asset Management, LLC (Standish) — an affiliate of Dreyfus. Ms. Powers also is a Senior Portfolio Manager for Active Core Strategies, responsible for high-grade core and core-plus fixed-income strategies, with Standish. Mr. Pellegrino also is a Senior Portfolio Manager for Active Core Strategies, responsible for the management of high-grade core strategies, with Standish.

What is the fund’s investment approach?

The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.

The fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements that are backed by U.S. government

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

securities. The fund may invest up to 35% of its assets in mortgage-related securities issued by U.S. government agencies, such as mortgage pass-through collateralized mortgage obligations (“CMOs”). CMOs are multiclass bonds that are issued by U.S. government agencies or private issuers and are backed by pools of mortgage pass-through securities or mortgage loans.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates from 2% at the start of the reporting period to 3% by the end of May. Contrary to previous tightening cycles, as short-term rates rose, long-term Treasury yields have declined with the 10-year U.S. Treasury bond ending below 4%.

Over the last several months, the economy’s momentum appeared to hit a “soft patch”. In the U.S., we have seen moderating job growth and a significant drop in manufacturing activity.Although inflation news has been tame, there is rising concern that higher oil prices will crimp both corporate profits and consumer spending in the months ahead.

In this environment, broad sectors have posted lackluster returns relative to Treasuries. Most of the fund’s outperformance has been driven by our yield curve strategy. As the yield curve flattened with short-term yields rising relative to long-term yields, we overweighted the portfolio in cash equivalents and long-term Treasuries (“barbell strategy”), relative to the Index, while maintaining an average duration consistent with the fund’s investment objective.

Over the course of the last several months, we have added select “spread product” — bonds that currently offer better yields than Treasuries — to the portfolio. In the mortgage market, we sought the incremental yield of securities with minimal prepayment risk (less sensitivity to changing interest rates). We also increased the fund’s holdings of short duration Treasury Inflation Protected Securities (“TIPS”) to capitalize on seasonally higher inflation accruals, which typically favor TIPS over nominal Treasuries.

4

What is the fund’s current strategy?

As we near what many believe might be the end of the tightening cycle, and given today’s very flat yield curve, the potential returns of a barbell strategy are less attractive.As a result, we have shifted the portfolio’s curve position back to favor intermediate bonds (“bullet strategy”). As we believe that additional rate hikes are likely, we have maintained the fund’s duration in a range that is slightly shorter than the Index.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Governments, U.S.Treasury, Short-Term (1-3 Years) Index
is an unmanaged performance benchmark for Treasury securities with maturities of one to three years; issues in the index must have par amounts outstanding greater than or equal to $1 billion.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Government Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.71
Ending value (after expenses)	$1,013.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.73
Ending value (after expenses)	$1,021.24

† Expenses are equal to the fund’s annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Principal
Bonds and Notes—99.1%	Amount ($)	Value ($)

U.S. Government—65.5%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	9,497,038 [a]	9,322,086
3.375%, 1/15/2007	15,814,059 [a]	16,464,395
U.S. Treasury Notes:
1.5%, 3/31/2006	20,050,000	19,756,307
1.625%, 2/28/2006	25,650,000 [b]	25,341,405
2.25%, 2/15/2007	19,500,000	19,088,550
3%, 12/31/2006	100,945,000	100,105,138
		190,077,881
U.S. Government Agencies—9.1%
Federal Home Loan Banks,
Bonds, Ser. 322, 3.25%, 8/15/2005	20,000,000	19,995,200
Federal National Mortgage Association,
Notes, 0%, 5/15/2014	9,600,000	6,456,384
		26,451,584
U.S. Government Agencies/Mortgage-Backed—24.5%
Federal Home Loan Mortgage Association:
4%, 1/1/2010-4/1/2010	22,939,776	22,793,437
4.5% 2/1/2010	2,108,644	2,117,859
5%, 5/1/2010	1,800,000	1,823,838
Structured Pass-Through Cfts.:
Ser. H005, Cl. A2, 2.55%, 8/15/2007	5,667,564	5,636,089
Ser. T-7, Cl. A6, 7.03%, 8/25/2028	1,238,676	1,247,532
Ser. T-22, Cl. A6, 7.05%, 11/25/2029	2,732,528	2,734,479
Federal National Mortgage Association:
4%, 2/1/2010-5/1/2010	3,209,509	3,170,386
5%, 2/1/2018-5/1/2018	6,480,334	6,561,617
6%, 10/1/2013	3,393,962	3,522,287
REMIC, Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-54, Cl. PB, 4%, 9/25/2017	2,238,044	2,236,807
Whole Loan:
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031	2,305,327	2,301,486
Ser. 2001-W2, Cl. AF6, 6.089%, 10/25/2031	4,921,176	4,996,618
Government National Mortgage Association:
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018	580,000	570,855
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	651,589	631,024
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022	663,022	643,078
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	739,937	732,190
Ser. 2005-32, Cl. B, 4.385% 8/16/2030	925,000	925,518
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	1,525,000	1,513,324
Ser. 2005-42, Cl. A, 4.045%, 5/16/2021	1,450,000	1,444,223

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
U.S. Government Gtd. Development Participation Ctfs.,
(Gtd. By Small Business Administration)
Ser. 1997-20G, Cl. 1, 6.85%, 7/1/2017	4,698,333	4,969,332
Vendee Mortgage Trust,
Ser. 2001-1, Cl. 2H, 7%, 8/15/2007	592,488	608,256
		71,180,235
Total Bonds and Notes
(cost $287,501,244)		287,709,700

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Put Options;
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ 95.328125
(cost $45,880)	3,375,000	—

	Principal
Short-Term Investments—.5%	Amount ($)	Value ($)

U.S. Government Agency;
Federal National Mortgage Association;
3.1195%, 6/30/2005
(cost $1,446,636)	1,450,000	1,446,636

Total Investment (cost $288,993,760)	99.6%	289,156,336
Cash and Receivables (Net)	.4%	1,115,388
Net Assets	100.0%	290,271,724

[a] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[b] Partially held by a broker as collateral for open financial futures position.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government	65.5	Short-Term Investments	.5
U.S. Government Agencies/		Futures Contracts/Options	.0
Mortgage-Backed	24.5
U.S. Government Agencies	9.1		99.6

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES May 31, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	180	37,389,375	September 2005	11,250
Financial Futures Short
U.S. Treasury 5 Year Notes	110	11,964,219	September 2005	(32,656)
U.S. Treasury 10 Year Notes	41	4,643,891	September 2005	(16,656)
U.S. Treasury 30 Year Bonds	15	1,761,563	September 2005	(16,641)
				(54,703)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN May 31, 2005 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options;
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ 93.531250
(Premiums received $45,879)	6,750,000	—

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	288,993,760	289,156,336
Cash		1,066,942
Interest receivable		2,348,695
Receivable for shares of Beneficial Interest subscribed		10,674
Prepaid expenses		14,493
		292,597,140

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		163,596
Payable for investment securities purchased		1,445,012
Payable for shares of Beneficial Interest redeemed		610,251
Payable for futures variation margin—Note 4		29,730
Outstanding options written, at value (premiums
received $45,879)—See Statement of Options Written		—
Accrued expenses		76,827
		2,325,416

Net Assets ($)		290,271,724

Composition of Net Assets ($):
Paid-in capital		343,503,063
Accumulated distributions in
excess of investment income—net		(316,621)
Accumulated net realized gain (loss) on investments		(53,068,470)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($54,703) net unrealized
(depreciation) on financial futures]		153,752

Net Assets ($)		290,271,724

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		27,602,964
Net Asset Value, offering and redemption price per share ($)		10.52

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	4,693,540
Expenses:
Management fee—Note 3(a)	771,467
Shareholder servicing costs—Note 3(b)	281,881
Professional fees	30,822
Custodian fees—Note 3(b)	17,564
Registration fees	17,393
Prospectus and shareholders’ reports	10,714
Trustees’ fees and expenses—Note 3(c)	5,937
Loan commitment fees—Note 2	438
Miscellaneous	15,628
Total Expenses	1,151,844
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(13,267)
Net Expenses	1,138,577
Investment Income—Net	3,554,963

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(168,966)
Net realized gain (loss) on financial futures	74,644
Net Realized Gain (Loss)	(94,322)
Net unrealized appreciation (depreciation) on
investments [including ($18,875) net
unrealized (depreciation) on financial futures]	563,706
Net Realized and Unrealized Gain (Loss) on Investments	469,384
Net Increase in Net Assets Resulting from Operations	4,024,347

See notes to financial statements.
The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	3,554,963	7,237,884
Net realized gain (loss) on investments	(94,322)	(5,179,115)
Net unrealized appreciation
(depreciation) on investments	563,706	(2,755,050)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,024,347	(696,281)

Dividends to Shareholders from ($):
Investment income—net	(5,085,228)	(10,045,295)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	26,768,074	77,011,415
Dividends reinvested	4,513,647	8,884,194
Cost of shares redeemed	(76,962,341)	(179,976,127)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(45,680,620)	(94,080,518)
Total Increase (Decrease) in Net Assets	(46,741,501)	(104,822,094)

Net Assets ($):
Beginning of Period	337,013,225	441,835,319
End of Period	290,271,724	337,013,225
Undistributed (distributions in
excess of) investment income—net	(316,621)	1,213,644

Capital Share Transactions (Shares):
Shares sold	2,542,458	7,205,415
Shares issued for dividends reinvested	428,532	833,871
Shares redeemed	(7,306,551)	(16,857,272)
Net Increase (Decrease) in Shares Outstanding	(4,335,561)	(8,817,986)

See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2005		Year Ended November 30,

	(Unaudited)	2004	2003	2002 [a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	10.55	10.84	10.89	10.93	10.57	10.43
Investment Operations:
Investment income—net	.12[b]	.20[b]	.21[b]	.33[b]	.48	.60
Net realized and unrealized
gain (loss) on investments	.02	(.21)	.16	.01	.37	.14
Total from Investment Operations .14		(.01)	.37	.34	.85	.74
Distributions:
Dividends from investment
income—net	(.17)	(.28)	(.42)	(.38)	(.49)	(.60)
Net asset value, end of period	10.52	10.55	10.84	10.89	10.93	10.57

Total Return (%)	1.36[c]	(.06)	3.42	3.19	8.14	7.38

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[d]	.71	.76	.74	.73	.71
Ratio of net expenses
to average net assets	.74[d]	.71	.76	.74	.73	.71
Ratio of net investment income
to average net assets	2.30[d]	1.89	1.91	3.04	4.42	5.78
Portfolio Turnover Rate	178.54[c]	1,089.68[e] 1,218.30		1,063.40	1,459.21	1,056.17

Net Assets, end of period
($ x 1,000)	290,272	337,013	441,835	473,925	484,070	370,165

[a]	As required, effective December 1, 2001, the fund has adopted the provisions of AICPA and Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended November 30, 2002, was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06 and decrease the ratio of net investment income to average net assets from 3.54% to 3.04%. Per share data and ratios/supplement data for periods prior to December 1, 2001, have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
[e]	The portfolio turnover rate excluding mortgage dollar roll transactions was 1,076.58%.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Government Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there

14

are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $52,297,859 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2004. If not applied, $3,489,957 of the carryover expires in fiscal 2005, $4,454,301 expires in fiscal 2006, $16,361,703 expires in fiscal 2007, $5,954,353 expires in fiscal 2008, $11,118,684 expires in fiscal 2010 and $10,918,861 expires in fiscal 2012.The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund’s merger with Dreyfus U.S.Treasury Short Term Fund in fiscal 2001.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was as follows: ordinary income $10,045,295. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commit-

16

ment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess expenses. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, the fund was charged $95,438 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $84,189 pursuant to the transfer agency agreement.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2005, the fund was charged $17,564 pursuant to the custody agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $124,101, custodian fees $5,802, chief compliance officer fees $1,693 and transfer agency per account fees $32,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options transactions during the period ended May 31, 2005,amounted to $536,630,782 and $557,306,564, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is

18

subject to change. Contracts open at May 31, 2005, are set forth in the Statement of Financial Futures.

The following summarizes the fund’s call/put options written for the period ended May 31, 2005:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
November 30, 2004	—	—
Contracts written	12,950,000	79,301
Contracts Terminated:
Expired	6,200,000	33,422	—	33,422
Contracts outstanding
May 31, 2005	6,750,000	45,879

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2005, accumulated net unrealized appreciation on investments was $162,576, consisting of $1,111,810 gross unrealized appreciation and $949,234 gross unrealized depreciation.

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly

20

charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 21

For More Information

Dreyfus Short-Intermediate	Transfer Agent &
Government Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)